Other Receivables, Net (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans to third parties	[1]		$ 1,536,480
Payments made on behalf of third parties	[2]	87	1,729,428
Amounts due from employees		32,004	62,310
Investments in transit	[3]		8,450,640
Interest receivable from Custody Bank	[4]	524,015
Interest receivable from Saving Account		331,836
Others		637,987	424,306
Less: bad debt allowance	[2]		(1,341,451)
Total other receivable, net		$ 1,525,929	$ 10,861,713

[1]	In 2013, Tianjin Yuanrong loaned to Dalian Frontier Weirong Investment Consulting Co., Ltd. ("Weirong") in an aggregate amount of $1,536,480 (RMB 10,000,000). Weirong was a related party of Tianjin Yuanrong up through August 2013 and beginning September 2013, Weirong ceased to be a related party as Tianjin Yuanrong lost significant influence in Weirong. The loan had no interest and was repaid in August 2018.
[2]	Before 2015, Beijing Oriental paid general and administrative expenses for several prospect companies with the intention to form a strategic partnership with them. These companies were considered related parties of Beijing Oriental until January 2015 when Mr. Zhenxin Zhang no longer had an indirect equity interest in those companies. The Group assesses the allowance for doubtful accounts based upon the historical collection experience, the age of the other receivable balances, and the third parties' ability to pay. The Group recorded bad debt allowance in the amount of $NIL, and $1,341,451 as of December 31, 2018 and 2017, respectively. This bad debt allowance was fully written off during the year ended December 31, 2018.
[3]	The group invested in the money market with aggregate amount of $8,450,640 (RMB 55,000,000) on December 31, 2017. The registration process was not completed until January 2, 2018. In this case, all of the balance from other receivable as of December 31, 2017 was reclassified to short-term investment in January 2018. And the same amount was redeemed in 2018.
[4]	The interest receivable from Haikou Bank was $524,015 as of December 31, 2018. Haikou Bank was no longer considered as a related party since October 26, 2018 because Mr. Nan Xiao resigned from Yinghua Wealth. Interest from Haikou Bank was disclosed as other receivable from related party as of December 31, 2017.